Basis of Presentation and Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2021
Accounting Policies [Abstract]
Schedule of basic and diluted net income (loss) per share of common stock
	For the Three Months Ended June 30, 2021	For the Six Months Ended June 30, 2021
Redeemable Class A common stock
Numerator: Income allocable to redeemable Class A common stock
Income from investments held in Trust Account	$6,782	$7,113
Less: Company’s portion available to be withdrawn to pay taxes	(6,782)	(7,113)
Net income attributable to redeemable Class A common stock	$—	$—
Denominator: Weighted average redeemable Class A common stock
Basic and diluted weighted average shares outstanding, redeemable Class A common stock	20,125,000	20,125,000
Basic and diluted net income per share, redeemable Class A common stock	$0.00	$0.00

Non-redeemable Class A and Class B common stock
Numerator: Net income (loss) minus net income allocable to redeemable Class A common stock
Net income (loss)	$(2,165,912)	$(2,334,105)
Net income allocable to redeemable Class A common stock	—	—
Net income (loss) attributable to non-redeemable Class A and Class B common stock	$(2,165,912)	$(2,334,105)
Denominator: weighted average non-redeemable Class A and Class B common stock
Basic and diluted weighted average shares outstanding, non-redeemable Class A and Class B common stock	5,633,750	5,299,938
Basic and diluted net loss per share, non-redeemable Class A and Class B common stock	$(0.38)	$(0.44)